BLACKROCK FUNDS(SM)

                       EQUITY PORTFOLIOS/INVESTOR CLASSES

                 SUPPLEMENT TO PROSPECTUS DATED JANUARY 28, 2001


BLACKROCK MID-CAP VALUE EQUITY PORTFOLIO
----------------------------------------

Fund Management

The section "Fund Management" on pages 21-22 has been amended to read in its entirety as follows:

       The manager of the fund is Wayne J. Archambo, Managing Director of BlackRock Advisors, Inc. (BlackRock) since 2002. Before joining BlackRock, Mr. Archambo was a founding partner and Manager of Boston Partners Asset Management, L.P.'s small and mid cap value equity products since the firm's inception in 1995. He has been the fund's manager since January 2002.


BLACKROCK SMALL CAP VALUE EQUITY PORTFOLIO
------------------------------------------

Fund Management

The section "Fund Management" on page 37 has been amended to read in its entirety as follows:

       The manager of the fund is Wayne J. Archambo, Managing Director of BlackRock Advisors, Inc. (BlackRock) since 2002. Before joining BlackRock, Mr. Archambo was a founding partner and Manager of Boston Partners Asset Management, L.P.'s small and mid cap value equity products since the firm's inception in 1995. He has been the fund's manager since January 2002.



This Supplement is dated January 18, 2002.

                                                             BLACKROCK FUNDS(SM)

                         EQUITY PORTFOLIOS/SERVICE CLASS

                 SUPPLEMENT TO PROSPECTUS DATED JANUARY 28, 2001


BLACKROCK MID-CAP VALUE EQUITY PORTFOLIO
----------------------------------------

Fund Management

The section "Fund Management" on page 15 has been amended to read in its entirety as follows:

       The manager of the fund is Wayne J. Archambo, Managing Director of BlackRock Advisors, Inc. (BlackRock) since 2002. Before joining BlackRock, Mr. Archambo was a founding partner and Manager of Boston Partners Asset Management, L.P.'s small and mid cap value equity products since the firm's inception in 1995. He has been the fund's manager since January 2002.


BLACKROCK SMALL CAP VALUE EQUITY PORTFOLIO
------------------------------------------

Fund Management

The section "Fund Management" on page 26 has been amended to read in its entirety as follows:

       The manager of the fund is Wayne J. Archambo, Managing Director of BlackRock Advisors, Inc. (BlackRock) since 2002. Before joining BlackRock, Mr. Archambo was a founding partner and Manager of Boston Partners Asset Management, L.P.'s small and mid cap value equity products since the firm's inception in 1995. He has been the fund's manager since January 2002.



This Supplement is dated January 18, 2002.

                               BLACKROCK FUNDS(SM)

                      EQUITY PORTFOLIOS/INSTITUTIONAL CLASS

                 SUPPLEMENT TO PROSPECTUS DATED JANUARY 28, 2001


BLACKROCK MID-CAP VALUE EQUITY PORTFOLIO
----------------------------------------

Fund Management

The section "Fund Management" on page 15 has been amended to read in its entirety as follows:

       The manager of the fund is Wayne J. Archambo, Managing Director of BlackRock Advisors, Inc. (BlackRock) since 2002. Before joining BlackRock, Mr. Archambo was a founding partner and Manager of Boston Partners Asset Management, L.P.'s small and mid cap value equity products since the firm's inception in 1995. He has been the fund's manager since January 2002.


BLACKROCK SMALL CAP VALUE EQUITY PORTFOLIO
------------------------------------------

Fund Management

The section "Fund Management" on page 25 has been amended to read in its entirety as follows:

       The manager of the fund is Wayne J. Archambo, Managing Director of BlackRock Advisors, Inc. (BlackRock) since 2002. Before joining BlackRock, Mr. Archambo was a founding partner and Manager of Boston Partners Asset Management, L.P.'s small and mid cap value equity products since the firm's inception in 1995. He has been the fund's manager since January 2002.



This Supplement is dated January 18, 2002.